BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Shenzhen Ranlo
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	576
Other current assets	789
Property, plant and equipment, net	4,462	5-10 years
Operating lease right-of-use assets	2,612
Intangible assets:
Student base	145	4 years
Other current liabilities	(477)
Deferred tax liabilities	(36)
Deferred revenue	(245)
Operating lease liabilities	(2,612)
Goodwill	771
Total	5,985

GEH
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	663
Other current assets	2,224
Property, plant and equipment, net	2,920	5-10 years
Operating lease right-of-use assets	5,924
Intangible assets:
Student base	3,650	5.67 years
Trademark	7,766	Indefinite
Initial franchise	1,626	3.75 years
Other current liabilities	(6,266)
Deferred tax liabilities	(2,217)
Operating lease liabilities	(6,062)
Non-controlling interest	(6,895)
Goodwill	18,081
Total	21,414

Shanghai Geleli
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	1,190
Other current assets	611
Operating lease right-of-use assets	64
Intangible assets:
Brand	1,129	5 years
Non-compete agreement	347	5 years
Customer relationship	87	9.5 years
Other current liabilities	(177)
Deferred tax liabilities	(391)
Operating lease liabilities	(64)
Non-controlling interest	(4,050)
Goodwill	6,564
Total	5,310

Beijing Xingqiba
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	2
Other current assets	20
Intangible assets:
Software and courses	208	5 years
Non-compete agreement	297	6 years
Exclusive agent agreement	30	0.67 year
Other current liabilities	(26)
Deferred tax liabilities	(134)
Non-controlling interest	(1,130)
Goodwill	2,030
Total	1,297

Mulberry Alexandra
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	283
Other current assets	67
Property and equipment, net	91	5-10 years
Operating lease right-of-use assets	557
Intangible assets:
Student base	190	5.17 years
Other current liabilities	(431)
Deferred tax liabilities	(47)
Operating lease liabilities	(557)
Goodwill	894
Total	1,047

Shanghai Jinfeng Kindergarten
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The following table summarized the fair value of the acquired assets and liabilities which were determined with the assistance from an independent appraiser as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	426
Other current assets	162
Operating lease right-of-use assets	4,326
Intangible assets:
Student base	188	3.2 years
Other current liabilities	(456)
Deferred tax liabilities	(47)
Operating lease liabilities	(3,970)
Non-controlling interest	(480)
Goodwill	391
Additional paid in capital	(540)
Total	—